Dividends Per Share	6 Months Ended
Sep. 30, 2022
Text block [abstract]
Dividends Per Share
16	DIVIDENDS PER SHARE
The dividends recognized by the Company for the six months ended September 30, 2022 and 2021 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)
Dividends on common stock for the six months ended September 30,
2022	¥105	¥143,936
2021	¥95	¥130,190
On
November
14
, 2022, the board of directors approved a dividend of ¥115 per share of common stock totaling ¥157,691 million in respect of the six months ended September 30, 2022. The consolidated financial statements for the six months ended September 30, 2022 do not include this dividend payable.